ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements between the VIEs and the Company' s PRC subsidiary (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
Cost	1,923,866	270,971	2,495,638	4,105,767
Net income/(loss)	(84,674)	(11,927)	(275,515)	88,605
Net cash (used in) provided by operating activities	(103,228)	(14,540)	(284,169)	308,968
Net cash (used in) provided by investing activities	(198,926)	(28,019)	314,547	(265,321)
Net cash (used in) provided by financing activities	115,657	16,290	113,563	17,133
Third parties
Variable interest entity
Revenue	1,176,072	165,646	1,829,377	3,008,266
Related party
Variable interest entity
Revenue	1,317,314	$ 185,540	1,403,354	2,295,569
VIEs
Variable interest entity
Net income/(loss)	(81,057)		(237,517)	(60,908)
VIEs | Group companies
Variable interest entity
Revenue	114,889		220,607	131,379
Cost	144,897		49,359	1,291,468
VIEs | Related Party and Third Parties
Variable interest entity
Revenue	2,123,580		2,805,557	4,859,414
Cost	1,688,405		2,355,718	2,870,809
VIEs | Third parties
Variable interest entity
Net cash (used in) provided by operating activities	632,235		537,068	1,248,860
Net cash (used in) provided by investing activities	(82,035)		461,320	(233,934)
Net cash (used in) provided by financing activities	100,000
VIEs | Related party | Group companies
Variable interest entity
Net cash (used in) provided by operating activities	(597,354)		(958,297)	(794,936)
Net cash (used in) provided by investing activities	16,866		7,280	(83,325)
Net cash (used in) provided by financing activities	¥ (44,574)		¥ (60,361)	¥ (156,406)